Commitments and Contingencies (Details) (Aircraft orders, USD $) In Millions, unless otherwise specified	Mar. 31, 2013 item	Dec. 31, 2012 item
Commitments and contingencies
Number of used aircraft committed to purchase		5
Aircraft purchase commitment with Boeing, Airbus and Pratt and Whitney
Commitments and contingencies
Number of aircraft committed to purchase	243	229
Number of aircraft committed to purchase through sale-leaseback transactions	18	4
Number of used aircraft committed to purchase	4
Number of new spare engines committed to purchase	9	9
Aggregate estimated total remaining payments or purchase commitments	$ 17,800.0	$ 17,500.0
Other flight equipment purchase agreements | AeroTurbine
Commitments and contingencies
Number of used aircraft committed to purchase	3	1
Number of new spare engines committed to purchase	8	3
Aggregate estimated total remaining payments or purchase commitments	$ 46.6	$ 19.4